Fair Value Measurements (Tables)	9 Months Ended
Mar. 31, 2023
Fair Value Measurements [Abstract]
Schedule of fair value of financial instruments
	As of March 31, 2023
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$2,042	$—	$—	$2,042
Total financial assets	$2,042	$—	$—	$2,042

Financial liabilities:
Unvested founder shares liability	$—	$—	$196	196
Warrant liabilities	—	—	1,623	1,623
Total financial liabilities	$—	$—	$1,819	$1,819
	As of June 30, 2022
	Level 1	Level 2	Level 3	Total
Financial liabilities:
Convertible promissory notes and embedded warrants	$—	$—	$89,663	$89,663
Warrant liabilities	—	—	4,149	4,149
Total financial liabilities	$—	$—	$93,812	$93,812

Schedule of weighted-average assumptions made in estimating the fair value
	As of June 30, 2022
	Next Financing – Private	Next Financing – Public	Change in Control	Maturity Date	Default

Probability of conversion	10.0%	80.0%	5.0%	5.0%	—
Expected term (in years)	0.3	0.2	0.2	0.3	—
Discount rate	16.5%	16.5%	16.5%	—%	—
	As of March 31, 2023	As of June 30, 2022
Risk-free interest rate	3.64%	3.00%
Expected term (in years)	4.93	5.93
Expected volatility	59.07%	65.72%
Expected dividend yield	—	—
Exercise price	$6.15	$7.48

Schedule of difference between carrying amount and the fair value
	As of June 30, 2022
	Carrying Amount	Amount Charged to Earnings	Fair Value
Convertible promissory notes and embedded warrants	$51,816	$37,847	$89,663
Total	$51,816	$37,847	$89,663

Schedule of changes in fair value of level 3
	Convertible Promissory Notes and Embedded Warrants	Warrant Liabilities	Unvested Founder Shares Liability
Balance at June 30, 2021	$62,581	$1,434	$—
Issuance of convertible promissory notes	5,500	—	—
Issuance of warrants	—	1,118
Change in fair value of warrants and convertible promissory notes	10,602	1,066	—
Balance at March 31, 2022	$78,683	$3,618	$—
	Convertible Promissory Notes and Embedded Warrants	Warrant Liabilities	Unvested Founder Shares Liability
Balance at June 30, 2022	$89,663	$4,149	$—
Reclassification of liability classified warrants to equity	—	(830)	—
Issuance of warrants	—	1,471	—
Recognition of warrants and unvested founder shares liabilities assumed upon Merger	—	9,388	1,588
Change in fair value	(48,271)	(12,555)	(1,392)
Conversion of warrant liabilities and convertible promissory notes	(41,392)	—	—
Balance at March 31, 2023	$—	$1,623	$196

Unvested founder shares liability [Member]
Fair Value Measurements [Abstract]
Schedule of weighted-average assumptions made in estimating the fair value
	As of March 31, 2023	As of Merger Date
Expected volatility	71.9%	76.2%
Expected term (in years)	4.5	5.0
Risk-free interest rate	3.6%	3.7%